Intangible Assets - Summary of Reconciliation of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 1,592,110
Ending balance	2,019,301	$ 1,592,110
Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,970,851	2,299,560
Additions through business combinations	461,074	104,928
Other additions	2,758	6,120
Disposals		(380)
Sale of business		(273,932)
Extinguishments	(18,576)	(83,200)
Effect of movements in exchange rates	28,513	(82,245)
Ending balance	2,444,620	1,970,851
Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	378,741	506,639
Amortization for the year	60,028	55,679
Disposals		(130)
Sale of business		(86,782)
Extinguishments	(18,576)	(83,200)
Effect of movements in exchange rates	5,126	(13,465)
Ending balance	425,319	378,741
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,281,333
Ending balance	1,483,077	1,281,333
Goodwill | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,359,345	1,572,291
Additions through business combinations	181,608	59,188
Other additions	0	0
Disposals	0	0
Sale of business		(210,806)
Extinguishments		0
Effect of movements in exchange rates	21,176	(61,328)
Ending balance	1,562,129	1,359,345
Goodwill | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	78,012	147,480
Amortization for the year	0	0
Disposals	0	0
Sale of business		(66,255)
Effect of movements in exchange rates	1,040	(3,213)
Ending balance	79,052	78,012
Customer Relationships
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	269,445
Ending balance	470,367	269,445
Customer Relationships | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	513,697	588,514
Additions through business combinations	244,574	38,121
Other additions	0	0
Disposals		0
Sale of business		(33,312)
Extinguishments	(7,203)	(61,985)
Effect of movements in exchange rates	6,127	(17,641)
Ending balance	757,195	513,697
Customer Relationships | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	244,252	287,578
Amortization for the year	46,629	43,538
Disposals		0
Sale of business		(16,669)
Extinguishments	(7,203)	(61,985)
Effect of movements in exchange rates	3,150	(8,210)
Ending balance	286,828	244,252
Trademarks and other
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	15,630
Ending balance	37,553	15,630
Trademarks and other | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	42,680	88,811
Additions through business combinations	27,127	3,846
Other additions	0	0
Disposals		(380)
Sale of business		(28,589)
Extinguishments	(7,820)	(19,058)
Effect of movements in exchange rates	685	(1,950)
Ending balance	62,672	42,680
Trademarks and other | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	27,050	45,675
Amortization for the year	5,461	4,764
Disposals		(130)
Sale of business		(2,996)
Extinguishments	(7,820)	(19,058)
Effect of movements in exchange rates	428	(1,205)
Ending balance	25,119	27,050
Non-compete Agreements
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	9,877
Ending balance	11,446	9,877
Non-compete Agreements | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	20,007	17,948
Additions through business combinations	5,556	3,727
Other additions	0	0
Disposals		0
Sale of business		(150)
Extinguishments	(2,524)	(836)
Effect of movements in exchange rates	280	(682)
Ending balance	23,319	20,007
Non-compete Agreements | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	10,130	7,666
Amortization for the year	4,099	3,702
Disposals		0
Sale of business		(26)
Extinguishments	(2,524)	(836)
Effect of movements in exchange rates	168	(376)
Ending balance	11,873	10,130
Information Technology
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	15,825
Ending balance	16,858	15,825
Information Technology | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	35,122	31,996
Additions through business combinations	2,209	46
Other additions	2,758	6,120
Disposals		0
Sale of business		(1,075)
Extinguishments	(1,029)	(1,321)
Effect of movements in exchange rates	245	(644)
Ending balance	39,305	35,122
Information Technology | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	19,297	18,240
Amortization for the year	3,839	3,675
Disposals		0
Sale of business		(836)
Extinguishments	(1,029)	(1,321)
Effect of movements in exchange rates	340	(461)
Ending balance	$ 22,447	$ 19,297